Note 14 - Financial Instruments	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
14.	FINANCIAL INSTRUMENTS

a.	Fair values

The carrying value of cash and accounts and grants receivable, approximates their fair value due to the liquidity of these instruments. The carrying values of accounts payables and accrued liabilities and loans payables approximate their fair value due to the requirement to extinguish the liabilities on demand or payable within a year.

b.	Financial risk management objectives and policies

The financial risk arising from the Company’s operations are currency risk, liquidity risk and credit risk. These risks arise from the normal course of operations and all transactions undertaken are to support the Group’s ability to continue as a going concern. The risks associated with these financial instruments and the policies on how to mitigate these risks are as follows:

(i)	Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Company’s exposure to the risk of changes in foreign exchange rates relates primarily to the Company’s monetary assets and liabilities denominated in currencies other than the Canadian Dollar and the Company’s net investments in foreign subsidiaries.

The Company operates internationally and is exposed to foreign exchange risk as certain expenditures are denominated in non-Canadian Dollar currencies.

The Company has been exposed to this fluctuation and has
not
implemented a program against these foreign exchange fluctuations.

A
10%
strengthening of the US Dollars against Canadian Dollars would have increased the net equity by approximately
$79,527
(
2018
-
$63,030
) due to reduction in the value of net liability balance. A
10%
of weakening of the US Dollar against Canadian Dollar at
December 31, 2019
would have had the equal but opposite effect. The significant financial instruments of the Company, their carrying values and the exposure to other denominated monetary assets and liabilities, as of
December 31, 2019
are as follows:

	2019	2018
	USD	USD
Cash	61,075	14,741
Accounts receivable	613,127	660,704
Accounts payable	61,885	189,586
Accrued liabilities	-	23,882

(ii)	Liquidity Risk

The Company manages its liquidity risk by preparing and monitoring forecasts of cash expenditures to ensure that it will have sufficient liquidity to meet liabilities when due. The Company’s accounts payable and accrued liabilities generally have maturities of less than
90
days. At
December 31, 2019,
the Company had cash of
$442,489
(
2018
-
$233,843
), accounts and grants receivable of
$838,502
(
2018
-
$913,458
) to settle current liabilities of
$686,068
(
2018
-
$743,410
).

(iii)	Credit Risk

Credit risk refers to the risk that
one
party to a financial instrument will cause a financial loss for the counterparty by failing to discharge an obligation. The Company is primarily exposed to credit risk through accounts receivable. The maximum credit risk exposure is limited to the reported amounts of these financial assets. Credit risk is managed by ongoing review of the amount and aging of accounts receivable balances. As at
December 31, 2019,
the Company has outstanding receivables of
$838,502
(
2018
-
$913,458
). The Company reviews the components of these accounts on a regular basis to evaluate and monitor this risk. The Company’s customers are generally financially established organizations, which limits the credit risk relating to the customers. In addition, credit reviews by the Company take into account the counterparty’s financial position, past experience and other factors. As at
December 31, 2019,
approximately
68%,
$133,740
(
2018
–
86%,
$148,500
) of accounts receivable balances over
30
days were
not
impaired. The consolidated entity has a credit risk exposure with a company located in China, which as at
December 31, 2019
owed the consolidated entity
$740,494
(
89%
of trade receivables) (
2018:
$812,978
(
89%
of trade receivables)).This balance was within its terms of trade and no
impairment was made as at
December 31, 2019.
The Company’s payment terms range from
30
days to
60
days from the invoice date. There are
no
guarantees against this receivable but management closely monitors the receivable balance on a monthly basis and is in regular contact with this customer to mitigate risk. Management believes that the expected credit loss allowance is adequate. The Company deposits its cash with high credit quality financial institutions, with the majority deposited within Canadian Tier
1
Banks.